ALPHACENTRIC ROBOTICS AND AUTOMATION FUND (GNXAX, GNXCX, GNXIX)
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021

Shares		Fair Value
	COMMON STOCKS — 95.2%
	AEROSPACE & DEFENSE - 3.2%
15,000	AeroVironment, Inc.(a)(b)	$ 1,502,250

	ASSET MANAGEMENT - 1.2%
55,000	D8 Holdings Corporation(a)	548,350

	BIOTECH & PHARMA - 1.5%
25,000	Bioxcel Therapeutics, Inc.(a)(b)	726,500

	DIVERSIFIED INDUSTRIALS - 2.5%
15,000	Omron Corporation	1,190,648

	ELECTRICAL EQUIPMENT - 11.3%
37,500	Allied Motion Technologies, Inc.	1,294,875
10,000	AMETEK, Inc.	1,335,000
25,000	CyberOptics Corporation(a)(b)	1,024,000
7,500	Novanta, Inc.(a)	1,010,700
10,000	Renishaw plc	680,502
		5,345,077
	MACHINERY - 31.1%
50,000	ATS Automation Tooling Systems, Inc.(a)	1,436,647
100,000	Balyo S.A.(a)	163,180
13,000	Daifuku Company Ltd.	1,181,818
6,000	FANUC Corporation	1,448,509
1,250,000	FBR Ltd.(a)	37,538
35,000	GEA Group A.G.	1,417,863
22,500	Harmonic Drive Systems, Inc.	1,240,652
5,000	Kardex Holding A.G.	1,157,570
2,900	Keyence Corporation(c)	1,465,025
500,000	Kraken Robotics, Inc.(a)	238,230
12,500	Krones A.G.	1,116,970
3,500	KUKA A.G.	222,475
55,000	Sandvik A.B.(c)	1,405,845
55,000	Scott Technology Ltd.	94,925
25,000	THK Company Ltd.	746,689

ALPHACENTRIC ROBOTICS AND AUTOMATION FUND (GNXAX, GNXCX, GNXIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Shares		Fair Value
	COMMON STOCKS — 95.2% (Continued)
	MACHINERY - 31.1% (Continued)
27,500	Yaskawa Electric Corporation	$ 1,345,391
		14,719,327
	MEDICAL EQUIPMENT & DEVICES - 23.9%
235,000	Accuray, Inc.(a)(b)	1,062,200
50,000	ClearPoint Neuro, Inc.(a)(b)	954,500
45,000	iCAD, Inc.(a)	778,950
2,000	Intuitive Surgical, Inc.(a)	1,839,280
100,000	Microbot Medical, Inc.(a)(b)	794,000
20,000	Siemens Healthineers A.G.(c)	1,225,747
325,000	Stereotaxis, Inc.(a)	3,133,000
2,500	Tecan Group A.G.(c)	1,239,790
150,000	Titan Medical, Inc.(a)(b)	256,500
		11,283,967
	SEMICONDUCTORS - 8.6%
15,000	Brooks Automation, Inc.	1,429,200
40,000	Infineon Technologies A.G.(c)	1,604,286
85,000	Ouster, Inc.(a)(b)	1,061,650
		4,095,136
	SOFTWARE - 6.4%
10,000	Omnicell, Inc.(a)(b)	1,514,500
5,500	Synopsys, Inc.(a)	1,516,845
		3,031,345
	TECHNOLOGY HARDWARE - 5.5%
135,000	Nano Dimension Ltd. - ADR(a)(b)	1,112,400
12,500	Nidec Corporation	1,450,018
		2,562,418

	TOTAL COMMON STOCKS (Cost $31,362,843)	45,005,018

ALPHACENTRIC ROBOTICS AND AUTOMATION FUND (GNXAX, GNXCX, GNXIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 15.0%
	INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 15.0%
7,113,743	Mount Vernon Liquid Assets Portfolio, 0.11% (Cost $7,113,743)(d) (e)	$ 7,113,743

	TOTAL INVESTMENTS - 110.2% (Cost $38,476,586)	$ 52,118,761
	LIABILITIES IN EXCESS OF OTHER ASSETS - (10.2)%	(4,820,287)
	NET ASSETS - 100.0%	$ 47,298,474

ADR	- American Depositary Receipt
LTD	- Limited Company
PLC	- Public Limited Company
S/A	- Société Anonyme

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2021 was $6,792,684.
(c)	The value of this security has been determined in good faith under policies of the Board of Trustees.
(d) (e)

Rate disclosed is the seven day effective yield as of June 30, 2021.

This security was purchased with cash collateral held from securities on loan. The total value of such security as June 30, 2021 is $7,113,743.